Alternative Strategies Mutual Fund
RISK/RETURN
Investment Objective.
The investment objective of the Alternative Strategies Mutual Fund (the “Fund”) is long-term capital appreciation with low correlation to broad market indices.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least  $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 21 of this Prospectus and under “Purchase and Redemption of Fund Shares – Sales Charge on Class A Shares” beginning on page B-48 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alternative Strategies Mutual Fund	Alternative Strategies Mutual Fund Class A Shares	Alternative Strategies Mutual Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load)	1.00%	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alternative Strategies Mutual Fund		Alternative Strategies Mutual Fund Class A Shares	Alternative Strategies Mutual Fund Class I Shares
Management Fees		1.95%	1.95%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Dividend Expenses on Short Positions		0.71%	0.71%
Other Expenses	[1]	1.23%	1.23%
Acquired Fund Fees and Expenses	[2]	0.17%	0.17%
Total Annual Fund Operating Expenses		3.60%	3.35%
Fee Waiver/Expense Reimbursement		none	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	3.60%	3.35%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which do not include Acquired Fund Fees and Expenses.
[3]	Pursuant to an operating expense limitation agreement between Ascentia Capital Partners, LLC (the "Advisor") and the Fund, the Advisor has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.75%, and 2.50% of the Fund's average net assets, for Class A and Class I shares, respectively, through August 31, 2012, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Advisor is permitted to seek reimbursement from the Fund for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Alternative Strategies Mutual Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Alternative Strategies Mutual Fund Class A Shares	917	1,614	2,332	4,215
Alternative Strategies Mutual Fund Class I Shares	338	1,030	1,745	3,640

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 224 .22 % of the average value of its portfolio.

Principal Investment Strategies.

The Advisor is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund.  The Advisor believes that the Fund’s investment reward and risk characteristics can be enhanced by employing multiple sub-advisory firms to manage the assets of the Fund using a “manager of managers” approach.  The Advisor selects and oversees multiple sub-advisors who manage separate segments of the Fund’s portfolio using distinct, complimentary, investment styles.

  Long/Short Equity Strategies.  Long/Short equity strategies consists of equity strategies that combine core long holdings of equities with short sales of stock or stock index options.  Additionally, the long/short strategy may utilize securities that seek to track indexes on markets, sectors, and/or industries to hedge against potential adverse movements in security prices.  There are multiple versions of this core strategy category that can be implemented in the Fund.  The basic long/short equity strategies generally increases net long exposure in bull markets and decreases net long exposure, or even may be net short, in a bear market.  The long/short equity strategies may use equity swaps, or other derivatives, in addition to or in lieu of investing in long or short positions in individual securities or securities indices.

  Market Neutral Strategies.  Market neutral strategies employ sophisticated quantitative techniques to analyze price data to ascertain information about future price movement and relationships between securities and select securities for purchase and sale.  These can include both factor-based and statistical arbitrage/trading strategies.  Factor-based strategies are those which use fundamental data, such as price to earnings ratios and dividend yields, as their inputs to find securities that are either attractive or unattractive based upon these fundamental metrics, and which are typically paired as one long position and one short position in equal dollar amounts, so as to be market neutral when combined.  Statistical arbitrage/trading strategies are those which use statistical data, such as statistical measures of a security’s return and risk characteristics as their inputs instead of fundamental data to achieve the same dollar neutral strategy and objective.

  Convertible Arbitrage Strategy.  The convertible arbitrage strategy involves purchasing interest-bearing convertible debentures and/or high yielding, convertible preferred stocks.  These long convertible positions are then hedged against stock market risk by selling short a percentage of the underlying common stock and/or by writing equity call options.  Current income is derived from coupon interest and preferred dividends received from the convertible securities held long.  Income is also generated from the rebate interest received from the proceeds of the short sale of common stock and/or any option premium.  Investment decisions are based upon the price relationships between convertible securities and their underlying stocks in the context of the current market environment.  Convertible hedge positions are purchased if they demonstrate a favorable risk/reward profile when analyzed against different market scenarios.

  Event Driven/Merger Arbitrage Strategies.  Event driven/merger arbitrage strategies focus on positions in companies currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities.  Investment themes are typically developed by the sub-advisor on fundamental characteristics, such as attractive valuations relative to competition and, with the realization of the theme resulting from an event associated with the company or security such as announced mergers that are friendly but yet to be consummated.  Merger arbitrage strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction.

  International/Emerging Markets Strategies.  The international/emerging markets strategies seek to invest in securities of undervalued international companies, including ADRs that provide the Fund with exposure to businesses outside of the U.S. and that are attractively priced relative to their economic fundamentals.  Investments are selected using fundamental analysis of factors such as earnings, cash flows, and valuations based upon them, and are diversified among the economic and industry sectors in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE”) and Emerging Markets Index (“MSCI EM”).

  Global Macro Strategies.  The global macro strategies consist of strategies that allocate capital to multiple independent proprietary technical and fundamental valuation models applied both long and short to equity, fixed income, currency and commodity markets globally.  The objective of the global macro strategy is to remain current with primary market trends.  Global macro can be implemented with multiple disciplines, resulting in a blend of approaches to maintain proper weights between discretionary decisions and data-driven decisions to achieve superior risk-adjusted returns.  “Top down” investment themes and risk management are the focus of the global macro strategies.

  Commodity and Currency Strategies.  The commodity and currency strategies category consists of strategies that combine long and short holdings of commodity and currency positions.  A strategy typically invests in listed financial and commodity futures markets and currency markets around the world.   Commodity and currency strategies use various investment processes and both technical and fundamental research to determine how individual commodity contracts are used, both long and short.  In addition to being specific strategies, commodity and currency strategies are often sub-sets of the Global Macro strategy, where these asset classes are used to express specific macro views in commodities and/or currencies that are part of a broader strategy.

  Tactical Trading Strategies.  Tactical trading strategies are strategies that can change their exposures quickly and significantly and are typically shorter-term in nature.  These strategies are usually complimentary to medium and longer-term strategies, and are often used to help manage exposure and risk.  The overlay strategy designed by the Advisor may be used at times to mitigate long market exposure in risky asset classes in the Fund during adverse market conditions.  This strategy’s objective is to identify when markets are not trending upward and thus not productive for short-term exposure.  In this situation, this strategy is implemented and temporarily offsets the underlying exposure until market conditions improve.  Tactical trading strategies can be executed in many different ways, both long and short, use leverage, and be implemented with different securities types ranging from options and futures, to individual securities and ETFs.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

  Management Risk.  The risk that investment strategies employed by the Advisor in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

  General Market Risk.  The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

  Strategy Risk.  The risk that investment strategies employed by the Advisor and sub-advisors in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

  Equity Market Risk.  The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

  Leverage Risk.  The risk that leveraging may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage, including borrowing, may cause the Fund to be more volatile than if it had not been leveraged because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities

  Convertible Securities Risk.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

  Large-Cap Company Risk.  The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

  Mid-Cap Company Risk.  The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, mid-cap stocks may be more volatile than those of larger companies.

  Small- and Micro-Cap Company Risk.  The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations.  These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

  Fixed Income Securities Risks.  Fixed income securities are subject to the risk that securities could lose value because of interest rate changes.  Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.  Fixed income securities are also subject to prepayment and credit risks.

  High-Yield Debt Securities Risk.  The risk that high-yield debt securities or “junk bonds” are subject to a greater risk of loss of income and principal than higher-grade debt securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy.

  Short Sales Risk.  The risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

  Shares of Other Investment Companies Risk.  The risk that you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

  Exchange-Traded Funds Risk.  The risk related to investing in ETFs that do not apply to investments in conventional mutual funds, including that the market price of the ETF’s shares may trade at a discount to their net asset value (“NAV”) or that an active trading market for an ETF’s shares may not develop or be maintained.

  Commodities Risk.  The risk that the price of securities and derivatives linked to commodity prices may not move in a manner similar to the broad commodity market.  Investments in companies involved in commodity-related businesses bear the risk that the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity.

  Foreign Securities and Currency Risk.  The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment.  In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  These risks may be greater in emerging markets and in less developed countries.

  Swap Agreement Risk.  The risk that a swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

  Arbitrage Trading Risk.  The risk that the underlying relationships between securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses.

  Derivative Securities Risk.  The risk that the Fund’s use of derivatives will cause losses due to the unexpected effect of market movements on a derivative’s price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.

  Options and Futures Risk.  When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract.  Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

  High Portfolio Turnover Risk.  The risk that a high portfolio turnover rate has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of gains than if the Fund had a low portfolio turnover rate, which may lead to a higher tax liability.

  Tax Risk.  Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.

Performance.

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, 2010 compare with those of a broad measure of market performance.  The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Performance prior to July 2011, is the performance of the Alternative Strategies Mutual Fund, a series of the Trust for Professional Managers (the Predecessor Fund) Class A and Class I shares.   Updated performance information is available on the Fund’s website at www.ascentiafunds.com or by calling the Fund toll-free at 866-506-7390.

The Fund was reorganized on July 1, 2011 from a series of the Trust for Professional Managers, a Delaware statutory trust (the “Predecessor Fund”) to a series of Northern Lights Fund Trust II, also a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Predecessor Fund and, therefore, the performance information below includes the performance of the Predecessor Fund.

Class I Shares Calendar Year Returns as of December 31,

The calendar year-to-date return for the Fund’s Class I shares as of March 31, 2011 was 1.32%.  During the period shown in the bar chart, the best performance for a quarter was 6.86% (for the quarter ended June 30, 2009).  The worst performance was -6.27% (for the quarter ended March 31, 2009).

The returns shown in the bar chart are for Class I shares.  The performance of Class A shares will differ due to differences in expenses and sales load charges.

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns Alternative Strategies Mutual Fund	1 Year	Since Inception	Inception Date
Alternative Strategies Mutual Fund Class A Shares	(1.87%)	0.16%	Oct 15, 2008
Alternative Strategies Mutual Fund Class I Shares	4.45%	1.06%	Mar 3, 2008
Alternative Strategies Mutual Fund Class I Shares After Taxes on Distributions	3.72%	2.35%
Alternative Strategies Mutual Fund Class I Shares After Taxes on Distributions and Sales	3.02%	2.35%
S&P 500 Index �� (reflects no deduction for fees, expenses or taxes)	22.57%	2.18%

After tax returns depend on an investor’s tax situation and may differ from those shown.  After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that Fund shares are still held at the end of the period.  After-tax returns are shown for only Class I shares.  After-tax returns for Class A shares will vary.

Two Oaks Diversified Growth and Income Fund
RISK/RETURN
Investment Objective
The investment objective of the Two Oaks Diversified Growth and Income Fund (the “Fund”) is long-term growth of capital and income.
Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund.  More information about these and other discounts is available from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Two Oaks Diversified Growth and Income Fund	Two Oaks Diversified Growth and Income Fund Class A Shares	Two Oaks Diversified Growth and Income Fund Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Two Oaks Diversified Growth and Income Fund		Two Oaks Diversified Growth and Income Fund Class A Shares	Two Oaks Diversified Growth and Income Fund Class C Shares
Management Fees		0.60%	0.60%
Distribution and/or Shareholder Servicing (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	1.06%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		1.93%
Fee Waiver and Expense Reimbursements	[2]	(0.72%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.21%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between Two Oaks Management and the Acquiring Fund, the Advisor has agreed to reduce its fees and/or absorb expenses of the Acquiring Fund until at least May 27, 2013, to ensure that Total Annual Fund Operating Expenses after fee waivers and/or reimbursements (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) for the Acquiring Fund will not exceed 1.21% of the daily average net asset value of Class A shares; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Two Oaks Management is permitted to seek reimbursement from the Acquiring Fund, subject to limitations, for fees it waived and Acquiring Fund expenses it paid. Two Oaks Management is permitted to seek reimbursement from the Acquiring Fund for the prior three fiscal years, as long as the reimbursement does not cause the Acquiring Fund's operating expenses to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Two Oaks Diversified Growth and Income Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Two Oaks Diversified Growth and Income Fund Class A Shares	691	1,011	1,427	2,585
Two Oaks Diversified Growth and Income Fund Class C Shares	none	none	none	none

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 75% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests principally in the following three asset classes: equity securities (including common and preferred stock), investment grade fixed income securities of any maturity, and real estate and asset-based securities (which are securities that represent an interest in commodities related industries).  Equity securities include common stocks and convertible securities rated at least Baa3 by Moody’s Investors Service (“Moody’s”) or at least BBB- by Standard and Poor’s Rating Group (“S&P”); however, the Fund reserves the right to invest in lower-rated convertible securities that the portfolio manager believes offer the prospect of higher total returns (interest plus capital appreciation) than normally expected from such securities.  Lower-rated securities are not considered investment grade, and are deemed to have the status of “junk bonds.” Using a proprietary multiple asset allocation model to determine the exact allocations, the Fund allocates 15% to 50% of its assets to each of the three asset classes, although in most economic environments the allocation is expected to be in approximately equal proportions.  The Fund, under certain circumstances, will invest in exchange-traded and closed-end funds for liquidity and diversification purposes.  Individual securities are selected based on a process of statistical screening followed by fundamental analysis.  Those securities that are deemed fundamentally attractive are then put through a proprietary valuation process to determine at what price levels they would be deemed attractive to own.  The Fund will sell securities when the model indicates that the target price has been reached, a greater value exists in another sector or a new, more desirable security presents better upside potential.  The Fund seeks to achieve long-term growth of capital through both income generation and capital appreciation.

Principal Investment Risks

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective.  The Fund’s returns will vary and you could lose money on your investment in the Fund.

Commodities Risk- Investments in companies engaged in exploration, mining, processing, distributing or dealing in gold, other precious metals, minerals and other commodities involves certain risks. These include unpredictable monetary policies and economic and political developments, such as currency devaluation or revaluations; increased environmental costs; concentration of the sources of the supply of commodities, and control over their sale; changes in U.S. or foreign tax, currency, environmental or mining laws; and trade restrictions between countries.

Company Risk - Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund’s portfolio manager may decline in value.

Credit Risk - The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

General Risk - There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to risks.  When you sell your Fund shares, they may be worth less than what you paid for them.

Government Risk - The U. S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

Interest Rate Risk - The value of your investment may decrease when interest rates rise.  Generally, due to changes in interest rates and other factors, the value of a portfolio of bonds with a longer effective maturity will fluctuate more than the value of a portfolio of bonds with a shorter effective maturity.

Junk Bond Risk-  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Management Risk - The portfolio manager may select investments that decline in value, or allocate the fund’s investments to asset classes that do not perform well.

Prepayment Risk - The value of the mortgage-backed securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.  During periods of declining interest rates, prepayment of loans underlying mortgage-backed securities usually accelerates.  Prepayment may shorten the effective maturities of these securities, and the Fund may have to reinvest at a lower interest rate.

Real Estate Securities Risk - The Fund’s investments in real estate securities are subject to the same risks as direct investments in real estate.  Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. The performance of the real estate securities in which the Fund invests is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate.

REIT Risk.  In addition to the risks facing real estate securities, the Fund’s investments in Real Estate Investment Trusts (“REITs”) generally involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Sector Risk - Securities within the same group of industries may decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Small-Cap Risk - The Fund will invest in companies that are considered to be small-cap (less than  $3 billion in total market capitalization).  Small-cap companies can be riskier investments than larger capitalized companies due to their lack of experience, product diversification, cash reserves and management depth.  Further, small-cap company stocks can be much more volatile than larger companies and may be less liquid.

Stock Market Risk - The stock market is subject to significant fluctuations in value as a result of political, economic and market developments.  If the stock market declines in value, the Fund is likely to decline in value.

Performance

The bar chart and table below provide some indication of the risks of investing in the Two Oaks Diversified Growth and Income Fund  by showing changes in the performance of the Fund’s shares.  The bar chart shows changes in the yearly performance of the Fund’s shares over the lifetime of the Fund.  The performance table compares the performance of the Fund over time to the performance of the S&P® 500 Index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

The Fund was reorganized on July 29, 2011 from the Montecito Fund (the “Predecessor Fund”), a series of The Santa Barbara Group of Mutual Funds, Inc., a Maryland corporation (the “Predecessor Company”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund.

Annual Total Returns Performance Bar Chart For Calendar Years Ending On December 31,

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 16.22% (quarter ended June 30, 2009), and the lowest return for a quarter was -22.65% (quarter ended December 31, 2008).  The Fund’s average annual total return for the quarter ended March 31, 2011 was 5.06%.

Average Annual Total Returns (For the periods ended on December 31, 2010)
Average Annual Total Returns Two Oaks Diversified Growth and Income Fund	1 Year	5 Years	Since Inception	Inception Date
Two Oaks Diversified Growth and Income Fund Class A Shares	11.30%	2.80%	2.22%	Apr 15, 2002
Two Oaks Diversified Growth and Income Fund Class A Shares After Taxes on Distributions	10.73%	1.63%	1.48%
Two Oaks Diversified Growth and Income Fund Class A Shares After Taxes on Distributions and Sales	7.70%	1.84%	1.54%
S&P 500 Index �� (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.54%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” are higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Performance information for Class C shares is not presented because Class C shares had not yet commenced operations as of December 31, 2010.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 28, 2011
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001518042
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 1, 2011
Prospectus Date	rr_ProspectusDate	Jun 30, 2011
Alternative Strategies Mutual Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Alternative Strategies Mutual Fund (the “Fund”) is long-term capital appreciation with low correlation to broad market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least  $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 21 of this Prospectus and under “Purchase and Redemption of Fund Shares – Sales Charge on Class A Shares” beginning on page B-48 of the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 224 .22 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	224.22%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Advisor is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund.  The Advisor believes that the Fund’s investment reward and risk characteristics can be enhanced by employing multiple sub-advisory firms to manage the assets of the Fund using a “manager of managers” approach.  The Advisor selects and oversees multiple sub-advisors who manage separate segments of the Fund’s portfolio using distinct, complimentary, investment styles.

  Long/Short Equity Strategies.  Long/Short equity strategies consists of equity strategies that combine core long holdings of equities with short sales of stock or stock index options.  Additionally, the long/short strategy may utilize securities that seek to track indexes on markets, sectors, and/or industries to hedge against potential adverse movements in security prices.  There are multiple versions of this core strategy category that can be implemented in the Fund.  The basic long/short equity strategies generally increases net long exposure in bull markets and decreases net long exposure, or even may be net short, in a bear market.  The long/short equity strategies may use equity swaps, or other derivatives, in addition to or in lieu of investing in long or short positions in individual securities or securities indices.

  Market Neutral Strategies.  Market neutral strategies employ sophisticated quantitative techniques to analyze price data to ascertain information about future price movement and relationships between securities and select securities for purchase and sale.  These can include both factor-based and statistical arbitrage/trading strategies.  Factor-based strategies are those which use fundamental data, such as price to earnings ratios and dividend yields, as their inputs to find securities that are either attractive or unattractive based upon these fundamental metrics, and which are typically paired as one long position and one short position in equal dollar amounts, so as to be market neutral when combined.  Statistical arbitrage/trading strategies are those which use statistical data, such as statistical measures of a security’s return and risk characteristics as their inputs instead of fundamental data to achieve the same dollar neutral strategy and objective.

  Convertible Arbitrage Strategy.  The convertible arbitrage strategy involves purchasing interest-bearing convertible debentures and/or high yielding, convertible preferred stocks.  These long convertible positions are then hedged against stock market risk by selling short a percentage of the underlying common stock and/or by writing equity call options.  Current income is derived from coupon interest and preferred dividends received from the convertible securities held long.  Income is also generated from the rebate interest received from the proceeds of the short sale of common stock and/or any option premium.  Investment decisions are based upon the price relationships between convertible securities and their underlying stocks in the context of the current market environment.  Convertible hedge positions are purchased if they demonstrate a favorable risk/reward profile when analyzed against different market scenarios.

  Event Driven/Merger Arbitrage Strategies.  Event driven/merger arbitrage strategies focus on positions in companies currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities.  Investment themes are typically developed by the sub-advisor on fundamental characteristics, such as attractive valuations relative to competition and, with the realization of the theme resulting from an event associated with the company or security such as announced mergers that are friendly but yet to be consummated.  Merger arbitrage strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction.

  International/Emerging Markets Strategies.  The international/emerging markets strategies seek to invest in securities of undervalued international companies, including ADRs that provide the Fund with exposure to businesses outside of the U.S. and that are attractively priced relative to their economic fundamentals.  Investments are selected using fundamental analysis of factors such as earnings, cash flows, and valuations based upon them, and are diversified among the economic and industry sectors in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE”) and Emerging Markets Index (“MSCI EM”).

  Global Macro Strategies.  The global macro strategies consist of strategies that allocate capital to multiple independent proprietary technical and fundamental valuation models applied both long and short to equity, fixed income, currency and commodity markets globally.  The objective of the global macro strategy is to remain current with primary market trends.  Global macro can be implemented with multiple disciplines, resulting in a blend of approaches to maintain proper weights between discretionary decisions and data-driven decisions to achieve superior risk-adjusted returns.  “Top down” investment themes and risk management are the focus of the global macro strategies.

  Commodity and Currency Strategies.  The commodity and currency strategies category consists of strategies that combine long and short holdings of commodity and currency positions.  A strategy typically invests in listed financial and commodity futures markets and currency markets around the world.   Commodity and currency strategies use various investment processes and both technical and fundamental research to determine how individual commodity contracts are used, both long and short.  In addition to being specific strategies, commodity and currency strategies are often sub-sets of the Global Macro strategy, where these asset classes are used to express specific macro views in commodities and/or currencies that are part of a broader strategy.

  Tactical Trading Strategies.  Tactical trading strategies are strategies that can change their exposures quickly and significantly and are typically shorter-term in nature.  These strategies are usually complimentary to medium and longer-term strategies, and are often used to help manage exposure and risk.  The overlay strategy designed by the Advisor may be used at times to mitigate long market exposure in risky asset classes in the Fund during adverse market conditions.  This strategy’s objective is to identify when markets are not trending upward and thus not productive for short-term exposure.  In this situation, this strategy is implemented and temporarily offsets the underlying exposure until market conditions improve.  Tactical trading strategies can be executed in many different ways, both long and short, use leverage, and be implemented with different securities types ranging from options and futures, to individual securities and ETFs.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

  Management Risk.  The risk that investment strategies employed by the Advisor in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

  General Market Risk.  The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

  Strategy Risk.  The risk that investment strategies employed by the Advisor and sub-advisors in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

  Equity Market Risk.  The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

  Leverage Risk.  The risk that leveraging may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage, including borrowing, may cause the Fund to be more volatile than if it had not been leveraged because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities

  Convertible Securities Risk.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

  Large-Cap Company Risk.  The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

  Mid-Cap Company Risk.  The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, mid-cap stocks may be more volatile than those of larger companies.

  Small- and Micro-Cap Company Risk.  The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations.  These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

  Fixed Income Securities Risks.  Fixed income securities are subject to the risk that securities could lose value because of interest rate changes.  Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.  Fixed income securities are also subject to prepayment and credit risks.

  High-Yield Debt Securities Risk.  The risk that high-yield debt securities or “junk bonds” are subject to a greater risk of loss of income and principal than higher-grade debt securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy.

  Short Sales Risk.  The risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

  Shares of Other Investment Companies Risk.  The risk that you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

  Exchange-Traded Funds Risk.  The risk related to investing in ETFs that do not apply to investments in conventional mutual funds, including that the market price of the ETF’s shares may trade at a discount to their net asset value (“NAV”) or that an active trading market for an ETF’s shares may not develop or be maintained.

  Commodities Risk.  The risk that the price of securities and derivatives linked to commodity prices may not move in a manner similar to the broad commodity market.  Investments in companies involved in commodity-related businesses bear the risk that the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity.

  Foreign Securities and Currency Risk.  The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment.  In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  These risks may be greater in emerging markets and in less developed countries.

  Swap Agreement Risk.  The risk that a swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

  Arbitrage Trading Risk.  The risk that the underlying relationships between securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses.

  Derivative Securities Risk.  The risk that the Fund’s use of derivatives will cause losses due to the unexpected effect of market movements on a derivative’s price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.

  Options and Futures Risk.  When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract.  Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

  High Portfolio Turnover Risk.  The risk that a high portfolio turnover rate has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of gains than if the Fund had a low portfolio turnover rate, which may lead to a higher tax liability.

  Tax Risk.  Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, 2010 compare with those of a broad measure of market performance.  The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Performance prior to July 2011, is the performance of the Alternative Strategies Mutual Fund, a series of the Trust for Professional Managers (the Predecessor Fund) Class A and Class I shares.   Updated performance information is available on the Fund’s website at www.ascentiafunds.com or by calling the Fund toll-free at 866-506-7390.

The Fund was reorganized on July 1, 2011 from a series of the Trust for Professional Managers, a Delaware statutory trust (the “Predecessor Fund”) to a series of Northern Lights Fund Trust II, also a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Predecessor Fund and, therefore, the performance information below includes the performance of the Predecessor Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in the Fund by showing how the Fund's average annual returns through December 31, 2010 compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-506-7390
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ascentiafunds.com www.ascentiafunds.com
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Returns as of December 31,
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The calendar year-to-date return for the Fund’s Class I shares as of March 31, 2011 was 1.32%.  During the period shown in the bar chart, the best performance for a quarter was 6.86% (for the quarter ended June 30, 2009).  The worst performance was -6.27% (for the quarter ended March 31, 2009).

The returns shown in the bar chart are for Class I shares.  The performance of Class A shares will differ due to differences in expenses and sales load charges.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.27%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns depend on an investor’s tax situation and may differ from those shown.  After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that Fund shares are still held at the end of the period.  After-tax returns are shown for only Class I shares.  After-tax returns for Class A shares will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2010
Alternative Strategies Mutual Fund | Alternative Strategies Mutual Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.95%
Distribution and/or Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expenses on Short Positions	rr_Component1OtherExpensesOverAssets	0.71%
Other Expenses	rr_OtherExpensesOverAssets	1.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.60%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	3.60%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	917
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,614
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,332
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,215
1 Year	rr_AverageAnnualReturnYear01	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2008
Alternative Strategies Mutual Fund | Alternative Strategies Mutual Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.95%
Distribution and/or Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expenses on Short Positions	rr_Component1OtherExpensesOverAssets	0.71%
Other Expenses	rr_OtherExpensesOverAssets	1.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.35%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	3.35%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	338
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,030
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,640
Annual Return 2009	rr_AnnualReturn2009	6.19%
Annual Return 2010	rr_AnnualReturn2010	4.45%
1 Year	rr_AverageAnnualReturnYear01	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2008
Alternative Strategies Mutual Fund | Alternative Strategies Mutual Fund Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.72%
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Alternative Strategies Mutual Fund | Alternative Strategies Mutual Fund Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.02%
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Alternative Strategies Mutual Fund | S&P 500 Index �� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.57%
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%
Two Oaks Diversified Growth and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Two Oaks Diversified Growth and Income Fund (the “Fund”) is long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund.  More information about these and other discounts is available from your financial professional.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-27
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 75% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in the following three asset classes: equity securities (including common and preferred stock), investment grade fixed income securities of any maturity, and real estate and asset-based securities (which are securities that represent an interest in commodities related industries).  Equity securities include common stocks and convertible securities rated at least Baa3 by Moody’s Investors Service (“Moody’s”) or at least BBB- by Standard and Poor’s Rating Group (“S&P”); however, the Fund reserves the right to invest in lower-rated convertible securities that the portfolio manager believes offer the prospect of higher total returns (interest plus capital appreciation) than normally expected from such securities.  Lower-rated securities are not considered investment grade, and are deemed to have the status of “junk bonds.” Using a proprietary multiple asset allocation model to determine the exact allocations, the Fund allocates 15% to 50% of its assets to each of the three asset classes, although in most economic environments the allocation is expected to be in approximately equal proportions.  The Fund, under certain circumstances, will invest in exchange-traded and closed-end funds for liquidity and diversification purposes.  Individual securities are selected based on a process of statistical screening followed by fundamental analysis.  Those securities that are deemed fundamentally attractive are then put through a proprietary valuation process to determine at what price levels they would be deemed attractive to own.  The Fund will sell securities when the model indicates that the target price has been reached, a greater value exists in another sector or a new, more desirable security presents better upside potential.  The Fund seeks to achieve long-term growth of capital through both income generation and capital appreciation.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective.  The Fund’s returns will vary and you could lose money on your investment in the Fund.

Commodities Risk- Investments in companies engaged in exploration, mining, processing, distributing or dealing in gold, other precious metals, minerals and other commodities involves certain risks. These include unpredictable monetary policies and economic and political developments, such as currency devaluation or revaluations; increased environmental costs; concentration of the sources of the supply of commodities, and control over their sale; changes in U.S. or foreign tax, currency, environmental or mining laws; and trade restrictions between countries.

Company Risk - Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund’s portfolio manager may decline in value.

Credit Risk - The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

General Risk - There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to risks.  When you sell your Fund shares, they may be worth less than what you paid for them.

Government Risk - The U. S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

Interest Rate Risk - The value of your investment may decrease when interest rates rise.  Generally, due to changes in interest rates and other factors, the value of a portfolio of bonds with a longer effective maturity will fluctuate more than the value of a portfolio of bonds with a shorter effective maturity.

Junk Bond Risk-  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Management Risk - The portfolio manager may select investments that decline in value, or allocate the fund’s investments to asset classes that do not perform well.

Prepayment Risk - The value of the mortgage-backed securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.  During periods of declining interest rates, prepayment of loans underlying mortgage-backed securities usually accelerates.  Prepayment may shorten the effective maturities of these securities, and the Fund may have to reinvest at a lower interest rate.

Real Estate Securities Risk - The Fund’s investments in real estate securities are subject to the same risks as direct investments in real estate.  Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. The performance of the real estate securities in which the Fund invests is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate.

REIT Risk.  In addition to the risks facing real estate securities, the Fund’s investments in Real Estate Investment Trusts (“REITs”) generally involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Sector Risk - Securities within the same group of industries may decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Small-Cap Risk - The Fund will invest in companies that are considered to be small-cap (less than  $3 billion in total market capitalization).  Small-cap companies can be riskier investments than larger capitalized companies due to their lack of experience, product diversification, cash reserves and management depth.  Further, small-cap company stocks can be much more volatile than larger companies and may be less liquid.

Stock Market Risk - The stock market is subject to significant fluctuations in value as a result of political, economic and market developments.  If the stock market declines in value, the Fund is likely to decline in value.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Two Oaks Diversified Growth and Income Fund  by showing changes in the performance of the Fund’s shares.  The bar chart shows changes in the yearly performance of the Fund’s shares over the lifetime of the Fund.  The performance table compares the performance of the Fund over time to the performance of the S&P® 500 Index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

The Fund was reorganized on July 29, 2011 from the Montecito Fund (the “Predecessor Fund”), a series of The Santa Barbara Group of Mutual Funds, Inc., a Maryland corporation (the “Predecessor Company”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns Performance Bar Chart For Calendar Years Ending On December 31,
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 16.22% (quarter ended June 30, 2009), and the lowest return for a quarter was -22.65% (quarter ended December 31, 2008).  The Fund’s average annual total return for the quarter ended March 31, 2011 was 5.06%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Fund's average annual total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.65%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” are higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Performance information for Class C shares is not presented because Class C shares had not yet commenced operations as of December 31, 2010.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended on December 31, 2010)
Two Oaks Diversified Growth and Income Fund | Two Oaks Diversified Growth and Income Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,011
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,427
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,585
Annual Return 2003	rr_AnnualReturn2003	20.07%
Annual Return 2004	rr_AnnualReturn2004	7.58%
Annual Return 2005	rr_AnnualReturn2005	(1.01%)
Annual Return 2006	rr_AnnualReturn2006	16.10%
Annual Return 2007	rr_AnnualReturn2007	1.17%
Annual Return 2008	rr_AnnualReturn2008	(30.94%)
Annual Return 2009	rr_AnnualReturn2009	27.20%
Annual Return 2010	rr_AnnualReturn2010	18.03%
1 Year	rr_AverageAnnualReturnYear01	11.30%
5 Years	rr_AverageAnnualReturnYear05	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 15, 2002
Two Oaks Diversified Growth and Income Fund | Two Oaks Diversified Growth and Income Fund Class A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.73%
5 Years	rr_AverageAnnualReturnYear05	1.63%
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Two Oaks Diversified Growth and Income Fund | Two Oaks Diversified Growth and Income Fund Class A Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.70%
5 Years	rr_AverageAnnualReturnYear05	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%
Two Oaks Diversified Growth and Income Fund | Two Oaks Diversified Growth and Income Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	none
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	none
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	none
Two Oaks Diversified Growth and Income Fund | S&P 500 Index �� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%

[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which do not include Acquired Fund Fees and Expenses.
[3]	Pursuant to an operating expense limitation agreement between Ascentia Capital Partners, LLC (the "Advisor") and the Fund, the Advisor has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.75%, and 2.50% of the Fund's average net assets, for Class A and Class I shares, respectively, through August 31, 2012, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Advisor is permitted to seek reimbursement from the Fund for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.
[4]	Pursuant to an operating expense limitation agreement between Two Oaks Management and the Acquiring Fund, the Advisor has agreed to reduce its fees and/or absorb expenses of the Acquiring Fund until at least May 27, 2013, to ensure that Total Annual Fund Operating Expenses after fee waivers and/or reimbursements (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) for the Acquiring Fund will not exceed 1.21% of the daily average net asset value of Class A shares; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Two Oaks Management is permitted to seek reimbursement from the Acquiring Fund, subject to limitations, for fees it waived and Acquiring Fund expenses it paid. Two Oaks Management is permitted to seek reimbursement from the Acquiring Fund for the prior three fiscal years, as long as the reimbursement does not cause the Acquiring Fund's operating expenses to exceed the expense cap.